February 22, 2005



Document Control
U.S. Securities and Exchange Commission Judiciary Plaza 450 5th Street, N.W. Washington, D.C. 20549-1004

Re:  JPMorgan Value Opportunities Fund, Inc.
        File Nos. 2-97999
                  811-4321

Gentlemen:


     Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on February 18, 2005 of Registrant's Post-Effective Amendment No.34 under The Securities Act of 1933 and Amendment No.30 under The Investment Company Act of 1940.


                                        Sincerely,



                                        Howard L. Kitzmiller
                                        Senior Vice President
                                        & Secretary
                                        JPMorgan Value Opportunities Fund, Inc.






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